REVENUE (Narrative) (Details) $ in Thousands	12 Months Ended
Aug. 31, 2018 CAD ($)
Revenue [abstract]
Sales returns to gross revenue	$ 493
Information about major customers	During the year ended August 31, 2019, the Company had 2 customers that individually represented more than 10% of the Company’s net revenue.